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                      TRANS-LUX CORPORATION
                         26 PEARL STREET
                   NORWALK, CONNECTICUT  06850


                                      April 21, 2009

Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C.  20549-1004

Dear Sirs:

     Pursuant to regulations of the Securities and Exchange
Commission, submitted herewith is the filing of Form 10-K dated and executed April 21, 2009.

This filing is being effected by direct transmission to the Commission's EDGAR System.

Very truly yours,

Angela D. Toppi
Executive Vice President and
  Chief Financial Officer